Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 141	$ 659	$ 67
Digital assets, net	87	5,202	24
Accounts receivable, net	924	3,023
Prepaid expenses and other current assets	627	1,402
Assets held for sale	7,006	10,182
Current assets – discontinued operations			17
Total Current Assets	8,785	20,468	108
Mining Equipment, net
Intangible assets, net	2,123	2,553
Goodwill	1,634	1,634
Pre-funded right- in Ostendo	1,600
Operating lease right-of-use asset, net	439	558
Other assets	39	69
Noncurrent assets - discontinued operations			1,916
Total Assets	14,620	25,282	2,024
Current Liabilities
Accounts payable	3,806	6,724
Accrued liabilities	1,897	2,382
Short Term Debt	15,985	19,439
Conversion feature derivative liability	7,531	8,355
Operating lease obligation, current	212	49
Common stock derivative liability	45
Deferred revenue	918	932
Current liabilities - discontinued operations			199
Total Current Liabilities	30,394	37,881	199
Operating lease obligation - noncurrent	311	509
Total Liabilities	30,705	38,390	199
Stockholders’ Equity
Common stock	6	1
Treasury stock
Subscription receivables			(100)
Additional paid-in-capital	44,275	36,156	2,060
Accumulated Deficit	(60,366)	(49,265)	(135)
Total Stockholders’ Deficit	(16,085)	(13,108)	1,825
Total Liabilities and Stockholders’ Deficit	$ 14,620	25,282	$ 2,024
Previously Reported
Assets
Cash and cash equivalents		659
Digital assets, net		5,202
Accounts receivable, net		3,023
Prepaid expenses and other current assets		1,402
Assets held for sale		6,071
Current assets – discontinued operations
Total Current Assets		16,357
Mining Equipment, net		4,077
Intangible assets, net		2,553
Goodwill		1,634
Operating lease right-of-use asset, net		558
Other assets		103
Noncurrent assets - discontinued operations
Total Assets		25,282
Current Liabilities
Accounts payable		6,724
Accrued liabilities		2,382
Short Term Debt		19,439
Conversion feature derivative liability		8,355
Operating lease obligation, current		49
Deferred revenue		932
Current liabilities - discontinued operations
Total Current Liabilities		37,881
Operating lease obligation - noncurrent		509
Total Liabilities		38,390
Stockholders’ Equity
Common stock		1
Treasury stock
Subscription receivables
Additional paid-in-capital		36,156
Accumulated Deficit		(49,265)
Total Stockholders’ Deficit		(13,108)
Total Liabilities and Stockholders’ Deficit		$ 25,282